Accounting for the acquisition of Credit Suisse Group (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Business Combinations [Line items]
Determination of the purchase price consideration

Measure
The Credit Suisse Group ordinary shares outstanding, 12 June 2023 Number of shares (m) 3,949
Exchange ratio (1 to 22.48) Ratio 0.04
UBS ordinary shares Number of shares (m) 176
UBS ordinary share price CHF 18.35
Purchase price consideration, before consideration of share-based compensation awards
CHF m 3,223
Purchase price consideration, before consideration of share-based compensation awards using exchange rate of 1.10
1
USD m 3,547
Impact of share-based compensation awards
2
USD m 162
Purchase price consideration, after consideration of share-based compensation awards USD m 3,710
Settlement of pre-existing relationships USD m 135
Provisional purchase price consideration, after consideration of pre-existing relationships USD m 3,845
Net cash and cash equivalents acquired with the Credit Suisse

Group (included in cash flows from investing activities)
USD m 108,510
of which: cash and balances at central banks USD m 93,012
of which: amounts due from banks USD m 12,601
of which: money market paper USD m 2,897
1 The purchase

price consideration is

reflected as a

reduction to treasury

shares of the

Group at their

weighted average cost,

with the difference

between the fair

value of UBS

shares on the

closing date and the
weighted average cost

of treasury shares

in the UBS

Group balance sheet

on closing date

taken as

an adjustment to

share premium. As

of 12 June

2023, this resulted

in a total

purchase price of

approximately
USD 3.7
bn, based on the UBS

Group AG share price on 12

June 2023.

2 Represents the value of

share-based compensation awards outstanding to Credit

Suisse employees attributable to the service

period completed
on the date of acquisition.

Recognized amounts of indetifiable assets acquited and liabilities assumed

USD m Acquisition date value
Purchase price consideration, after consideration of share-based compensation awards 3,710
The Credit Suisse Group net assets at fair value
Assets
Cash and balances at central banks 93,012
Amounts due from banks 13,590
Receivables from securities financing transactions 26,194
Cash collateral receivables on derivative instruments 20,878
Loans and advances to customers 261,839
Other financial assets measured at amortized cost 13,440
Total financial assets measured at amortized cost
1
428,954
Financial assets at fair value held for trading 35,046
Derivative financial instruments 62,162
Brokerage receivables 366
Financial assets at fair value not held for trading 61,305
Total financial assets measured at fair value through profit or loss 158,879
Financial assets measured at fair value through other comprehensive income 1 0
Investments in associates 1,657
Property, equipment and software 6,055
Intangible assets 1,287
Deferred tax assets 942
Other non-financial assets 6,892
Total assets 604,667
Liabilities
Amounts due to banks 107,617
Payables from securities financing transactions 11,911
Cash collateral payables on derivative instruments 10,939
Customer deposits 183,119
Debt issued measured at amortized cost 110,491
Other financial liabilities measured at amortized cost 7,992
Total financial liabilities measured at amortized cost 432,070
Financial liabilities at fair value held for trading 5,711
Derivative financial instruments 66,091
Brokerage payables designated at fair value 316
Debt issued designated at fair value 44,909
Other financial liabilities designated at fair value 7,574
Total financial liabilities measured at fair value through profit or loss 124,601
Provisions and contingent liabilities 11,052
Other non-financial liabilities 3,888
Total liabilities 571,611
Non-controlling interests (285)
Fair value of net assets acquired 32,771
Settlement of pre-existing relationships 135
Provisional negative goodwill resulting from the acquisition 28,925
1 Refer to Note 8 for information about credit quality of financial assets, including purchased credit-impaired

(PCI) positions.

Pre-existing relationships

USD m
Cash collateral receivables on derivative instruments 7
Derivative financial instruments 1,476
Debt instruments issued by the Credit Suisse Group and held

by UBS
98
Total assets 1,581
Cash collateral payables on derivative instruments 572
Derivative financial instruments 813
Total liabilities 1,385
Treasury shares (61)
Total equity (61)
Total net pre-existing relationships 135